Share-Based Compensation (Details) - USD ($)			3 Months Ended			9 Months Ended
	Jul. 12, 2023	Jul. 11, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation (Details) [Line Items]
Share based compensation recognized expense (in Dollars)		$ 187,196
Issuance of shares		40,000
Share of aggregate stock option	607,924
Weighted average exercise price (in Dollars per share)			$ 5.46
Stock option awards (in Dollars)			$ 233,728		$ 0	$ 233,728	$ 0
Granted of aggregate shares	32,000
Share of vesting				0		8,000
IPO [Member]
Share-Based Compensation (Details) [Line Items]
Weighted average exercise price (in Dollars per share)	$ 4.75
2022 Plan [Memeber]
Share-Based Compensation (Details) [Line Items]
Shares available under the plan						238,601
Restricted Stock Units [Member]
Share-Based Compensation (Details) [Line Items]
Share of vesting			37,338			0